EQUIPMENT (Tables)	3 Months Ended
Mar. 31, 2023
SCHEDULE OF PROPERTY, PLANT AND EQUIPMENT

	Computer Equipment	Furniture and Equipment	Leasehold Improvements	Software	Vehicles	Total
Cost
Balance at December 31, 2021	$54,110	$342,472	$4,352	$29,967	$36,033	$466,934
Additions	60,240	528,080	-	-	-	588,320
Disposals	(18,688)	(36,099)	(4,352)	(29,967)	-	(89,106)
Balance at December 31, 2022	95,662	$834,453	-	-	36,033	966,148
Additions	7,510	66,905	-	-	-	74,415
Disposals	-	(75,437)	-	-	-	(75,437)
Balance at March 31, 2023	$103,172	$825,921	$-	$-	$36,033	$965,126

Accumulated depreciation
Balance at December 31, 2021	$25,291	$102,277	$4,352	$24,737	$13,234	$169,891
Charge for the year	32,627	433,855	-	-	3,435	469,917
Disposals	(15,920)	(33,342)	(4,352)	(24,737)	-	(78,351)
Balance at December 31, 2022	41,998	502,790	-	-	16,669	561,457
Charge for the period	4,325	20,888	-	-	1,453	26,666
Disposals	-	(50,866)	-	-	-	(50,866)
Balance at March 31, 2023	$46,323	$472,812	$-	$-	$18,122	$537,257

Net book value:
December 31, 2022	$53,664	$331,663	$-	$-	$19,364	$404,691
March 31, 2023	$56,849	$353,109	$-	$-	$17,911	$427,869